CONDENSED CONSOLIDATED INTERIM STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (UNAUDITED) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Revenue:
Revenue	¥ 142,574	¥ 123,084	¥ 358,356	¥ 268,716
Other revenue	881	20	2,193	35
Total revenue	143,455	123,104	360,549	268,751
Expenses:
Cost of sales	139,622	118,311	350,385	258,818
Selling, general and administrative expenses	3,509	6,429	10,193	10,902
Operating profit (loss)	324	(1,636)	(29)	(970)
Other income and expenses
Other income	309	0	499	17
Other expenses	(33)	(30)	(35)	(33)
Financial income	249	476	143	485
Financial expenses	(54)	(4)	(132)	(28)
Listing expense	0	(13,714)	0	(13,714)
Profit (loss) before income taxes	795	(14,907)	447	(14,242)
Income tax expense	390	537	1,064	750
Net profit (loss) for the period attributable to owners of the Company	405	(15,445)	(617)	(14,992)
Other comprehensive income:
Foreign currency translation adjustment	(291)	(72)	(240)	(72)
Total comprehensive income (loss) for the period attributable to owners of the Company	¥ 114	¥ (15,517)	¥ (857)	¥ (15,064)
Earnings (loss) per share:
Basic earnings (loss) per share (in Yen per share)	¥ 3.00	¥ (124.32)	¥ (4.66)	¥ (121.76)
Diluted earnings (loss) per share (in Yen per share)	¥ 2.91	¥ (124.32)	¥ (4.66)	¥ (121.76)
Weighted average shares - basic (shares)	135,165,111	124,229,646	132,272,670	123,130,979
Weighted average shares - diluted (shares)	139,028,575	124,229,646	132,272,670	123,130,979